Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Acquirers Small and Micro Deep Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Acquirers Small and Micro Deep Value ETF NAV
Accumulated Value	$ 20,551	$ 18,945	$ 17,195	$ 19,235	$ 12,436	$ 14,287	$ 17,263	$ 13,503	$ 11,499	$ 10,000	$ 20,958
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255	10,000	$ 39,076
Deep Value-Acquirers Deep Value Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Deep Value-Acquirers Deep Value Blended Index
Accumulated Value	$ 22,008	$ 20,078	$ 18,032	$ 20,017	$ 12,810	$ 14,639	$ 17,617	$ 13,704	$ 11,595	$ 10,000	$ 22,436